Note 10 - Reinsurance - Reinsurance Ceded and Assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Premiums ceded	$ 10,803,281	$ 12,511,080
Premiums assumed	465,962	781,863
Commission and expense allowances	4,171,811	4,457,058
Benefit recoveries	$ 8,736,272	$ 8,414,608